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               [Letterhead of Interactive Systems Worldwide, Inc.]










                                January 10, 2006



Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

         Re:    Interactive Systems Worldwide Inc.
                2006 Preliminary Proxy Materials -- Supplemental Information

Ladies and Gentlemen:

         Interactive Systems Worldwide Inc. (the "Company") is today filing with the Commission by EDGAR its preliminary Proxy Statement and forms of proxy to be used in connection with its Annual Meeting of Stockholders scheduled to be held on March 30, 2006 (the "2006 Annual Meeting"). Among other things, action is to be taken with respect to approval of the Company's 2006 Stock Option Plan (the "2006 Plan"). Pursuant to Instruction 5 to Item 10(c) of Regulation 14A, the Company hereby informs the Commission, as supplemental information, that the options issuable under the 2006 Plan and shares called for thereby will be registered under the Securities Act of 1933, as amended, on Form S-8 promptly after the 2006 Annual Meeting if the 2006 Plan is approved by stockholders at said Annual Meeting.

                            Very truly yours,

                            INTERACTIVE SYSTEMS WORLDWIDE INC.


                            By: /s/ James McDade
                                ------------------------------------------------
                                James McDade
                                Vice President - Chief Financial Officer